Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Subsequent Events
21. Subsequent Events
On October

6, 2022, United exercised 2,722,536 warrants in exchange for the same amount of common shares.
On November 1, 2022,
the sub-sublease
agreement between Eve Sub and Embraer Engineering & Technology Center has commenced after the consent given by the landlord.
In December 2022, Eve announced the support of Brazil’s National Development Bank (“BNDES”) to its eVTOL development efforts with two distinct credit lines, totaling approximately $92.5 million. The financing consummation is subject, among others, to the fulfillment of previous conditions established by BNDES and the execution of the respective contract.

14. Subsequent Events
The UAM Business considers events or transactions that have occurred after the balance sheet date of December 31, 2021, but prior to the issuance of the combined financial statements to provide additional evidence relative to certain estimates or to identify matters that require additional recognition or disclosure. The UAM Business evaluated subsequent events and transactions that occurred after the balance sheet date through March 18, 2022, which is the date the combined financial statements were issued. The UAM Business did not identify any subsequent events that would have required adjustment or disclosure in the combined financial statements in accordance with ASC 855 —
Subsequent
events
.
Events Subsequent to Original Issuance of Financial Statements (Unaudited)
In connection with the reissuance of the financial statements, the Company has evaluated subsequent events through December 7, 2022, the date the financial statements were available to be reissued.
On May 9, 2022, in accordance with the Business Combination Agreement, the closing of the business combination (the “Closing”) occurred, pursuant to which Zanite issued 220,000,000 shares of Class A common stock to EAH in exchange for the transfer by EAH to Zanite of all of the issued and outstanding limited liability company interests of Eve (the “Equity Exchange”). As a result of the business combination, Eve is now awholly-owned subsidiary of Zanite, which has changed its name to “Eve Holding, Inc.”

On August 1, 2022, the Company’s subsidiary, Eve Sub (the “Lender”), entered into a loan agreement (the “Loan Agreement”) with Embraer Aircraft Holding, Inc., the Company’s majority stockholder (“EAH”), in order to efficiently manage the Company’s cash reserves at a rate of return that is favorable to the Company. Pursuant to the Loan Agreement, the Lender has agreed to lend to EAH an aggregate principal amount of up to $81,000,000 at an interest rate of 4.89% per annum. All unpaid principal advanced under the Loan Agreement, together with any accrued and unpaid interest thereon, shall be due and payable on August 1, 2023, which date may be extended upon mutual written agreement of the Lender and EAH. Any outstanding principal amount under the Loan Agreement may be prepaid at any time, in whole or in part, by EAH at its election and without penalty, and the Lender may request full or partial prepayment from EAH of any outstanding principal amount under the Loan Agreement at any time. In accordance with the Company’s Related Person Transactions Policy, on July 22, 2022, the Loan Agreement was determined to be entered into on an arms-length basis, in the best interests of the Company and its stockholders and unanimously approved by the Company’s independent directors.
During the month of September 2022, the Company, (i) entered into a subscription agreement (the “United Subscription Agreement”) with United Airlines Ventures, Ltd., a Cayman Islands company (“United”), pursuant to which United agreed to subscribe for an aggregate of 2,039,353 shares of common stock of the Company, par value $0.001 per share (“common stock”), for an aggregate purchase price of $15,000,000 (the “United Investment”), (ii) entered into a lock-up
agreement with the Company, pursuant to which United will be restricted from transferring the warrants issued to it at or promptly following the United Closing, as well as the shares of common stock issuable upon the exercise of such warrants, until the date that is: (i) with respect to one of the two warrants to acquire 680,634 shares of common stock, six months after the United Closing; (ii) with respect to the warrant to acquire 1,361,268 shares of common stock, nine months after the United Closing; and (iii) with respect to the second warrant to acquire 680,634 shares of common stock, twelve months after the United Closing and (iii) entered into a Warrant Agreement with United (the “United Warrant Agreement”), pursuant to which, at or promptly following the United Closing, the Company issued to United warrants to acquire up to 2,722,536 shares of common stock, each with an exercise price of $0.01 per share, which were issuable upon (i) the issuance by the parties of a joint press release announcing the United Investment, (ii) the entry by the Company and an affiliate of United into a conditional purchase agreement for the sale and purchase of up to 400 eVTOLs and (iii) the agreement by the Company and United to establish a concept of operations for the use of the Company’s eVTOLs at one or more of United’s or its affiliates’ hub airports. In addition, the Company has agreed to issue United additional warrants to acquire up to an additional 2,722,536 shares of common Stock, each with an exercise price of $0.01 per share, which are issuable upon the entry into (i) a binding agreement between United (or one of its affiliates) and the Company for the sale and purchase of up to 200 eVTOLs and (ii) certain eVTOL services and support agreements.
Each warrant is exercisable for a period of five years following its issuance or first permitted exercise date (the “Expiration Date”). If, upon the Expiration Date, any issued and outstanding warrant has not been exercised and the Fair Market Value (as defined in the United Warrant Agreement) of one share of common stock is greater than the exercise price of such warrant as of the Expiration Date, such warrant will automatically be deemed to be exercised. The United Warrant Agreement provides for certain registration rights with respect to the resale of the shares of common stock underlying the warrants which are substantially similar to the registration rights provided under the United Subscription Agreement.
On October 14, 2022, United
exercised 2,722,536
warrants in exchange for the same amount of common shares.
On November 1, 2022, the
sub-sublease
agreement between Eve Sub and Embraer Engineering & Technology Center has commenced after the consent given by the landlord.
Except as disclosed above and in Note 2, there have been no events that have occurred that would require adjustments to the disclosures in the unaudited combined financial statements.